Stream, Royalty and Other Interests - Prior Year Transactions, Additional Information (Details) shares in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2023	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares	Apr. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)
Horizon Copper Corp.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Ownership interest in associate	34.00%			34.00%
Horizon Copper Corp. | Convertible Promissory Note
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Maturity period (in years)				10 years
Horizon Copper Corp. | Convertible Promissory Note | Principal Value
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture				$ 95.0
Horizon Copper Corp. | Fair Value | Convertible Debenture
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture				68.3
Sandbox Royalties
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Consideration received, acquisition-date fair value						$ 65.0
Number of common shares received (in shares) | shares						34.0
Price per share (in CAD per share) | $ / shares							$ 0.70
Cash received from sale of portfolio of assets						$ 15.0
Gain recognized on disposal of royalties						$ 22.7
Sandbox Royalties | Secured Convertible Promissory Note
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Maturity period (in years)						10 years
Sandbox Royalties | Principal Value
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture						$ 31.4	$ 31.4
Bear Creek
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture									$ 22.5
Financing package								$ 60.0
Bear Creek | Mercedes Convertible Debenture
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture								22.5
Hod Maden
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Cash payment in asset acquisition				$ 10.0
Ownership interest in associate				30.00%
Entrée Resources Ltd.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Ownership interest in associate				25.00%
Greenstone | Gold Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Remaining up front deposit owed		$ 81.7
Nomad Royalty
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Capitalized costs in asset acquisition				$ 534.2
Cash and cash equivalents, accounts receivable and other assets acquired in asset acquisition				24.3
Accounts payable and accrued liabilities acquired in asset acquisition				9.2
Revolving credit facility acquired in asset acquisition				$ 56.8
Nomad Royalty | Platreef
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Remittance of remaining up front deposit			$ 56.3
Nomad Royalty | Ordinary shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Number of shares issued in asset acquisition (in shares) | shares				74.4
Base Core Acquisition | BaseCore
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Capitalized costs in asset acquisition					$ 508.5
Cash payment in asset acquisition					$ 425.0
Base Core Acquisition | Ordinary shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Number of shares issued in asset acquisition (in shares) | shares					13.5
Hod Maden | Horizon Copper Corp.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Proceeds from acquisition of stream, royalty and other interest				$ 200.0
Mercedes Gold Stream | Gold Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Proceeds from acquisition of stream, royalty and other interest								$ 37.5